Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash, cash equivalents and restricted cash	$ 4,126	$ 9,432	$ 6,366
Accounts receivable, net	39,444	23,800	43,797
Prepaid expenses and other current assets	8,316	3,940	2,547
Current VAT receivables	11,374	10,776	9,116
Total current assets	63,260	47,948	61,826
Property, plant and equipment, net	3,257	3,428	3,203
Goodwill and indefinite-lived intangible assets	86,781	88,809	106,816
Finite-lived intangible assets, net	67,727	71,511	82,823
Operating lease right of use assets, net	6,678	8,123	10,823
Other noncurrent assets	1,564	463	1,101
Total noncurrent assets	166,007	172,334	204,766
Total assets	229,267	220,282	266,592
Current liabilities:
Accounts payable	20,812	16,486	19,866
Accrued liabilities	15,141	15,080	18,777
Income taxes payable	628	164	3,893
Other taxes payable	9,439	8,203	4,247
Current portion of operating lease liabilities	4,032	3,286	3,380
Deferred revenue	1,179	2,143	3,246
Current portion of obligation for contingent purchase price	8,608	8,104	10,066
Current portion of long-term debt	36,588	11,380	6,473
Total current liabilities	96,427	64,846	69,948
Obligation for contingent purchase price, net of current portion		2,200	12,555
Long-term debt, net of current portion	40,296	125,963	115,334
Deferred tax liabilities, net	3,124	3,073	2,823
Operating lease liabilities, net of current portion	2,810	5,010	7,561
Warrant liability	6,072
Other noncurrent liabilities	4,214	992
Total liabilities	152,943	202,084	208,221
Commitments and contingencies (Note 18)
Stockholders’ Equity
Common stock value	4	3
Treasury stock, 151,950 shares at cost
Additional paid-in capital	173,815	101,494
Common stock value
Class B shares $.001 par value, 1,600,000 shares authorized, 37,538 shares outstanding as of December 31, 2020 and 2019
Additional paid-in capital		101,497	101,286
Accumulated deficit	(80,234)	(66,181)	(40,004)
Accumulated other comprehensive loss	(17,109)	(16,981)	(3,074)
Total stockholders’ equity attributable to the Company	76,476	18,335	58,208
Noncontrolling interests	(152)	(137)	163
Total stockholder’ equity	76,324	18,198	58,371
Total liabilities and stockholders’ equity	$ 229,267	$ 220,282	$ 266,592